UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q

JUNE 30, 2017

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 87.7%
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 1.2%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	4,290,000	$4,322,175	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	1,310,000	1,328,013	(a)(b)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	2,730,000	2,890,387	(a)

Total Auto Components				8,540,575

Diversified Consumer Services - 0.9%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	3,630,000	3,953,651	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000	2,379,875

Total Diversified Consumer Services				6,333,526

Hotels, Restaurants & Leisure - 4.4%
Aramark Services Inc., Senior Notes	5.000%	4/1/25	1,190,000	1,259,913	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds (14.000% PIK)	14.000%	2/9/18	2,437,295	2,437,295	(a)(b)(c)(d)
Brinker International Inc., Senior Notes	5.000%	10/1/24	3,130,000	3,122,175	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,540,000	1,645,875
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,280,000	1,368,000	(a)
CCM Merger Inc., Senior Notes	6.000%	3/15/22	1,375,000	1,412,812	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,600,000	1,676,000
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/2015	715,000	72	*(a)(e)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,840,000	2,014,414
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	2,170,000	2,243,237	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	1,530,000	1,604,587	(a)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Senior Secured Notes	6.750%	11/15/21	1,730,000	1,812,175	(a)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Senior Notes	4.750%	6/1/27	1,070,000	1,095,413	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	150,000	156,563	(a)
Scientific Games International Inc., Senior Notes	10.000%	12/1/22	710,000	781,000
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	1,550,000	1,654,625	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,598,000	1,711,857	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	1,680,000	1,642,200	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	3,920,000	4,130,700	(a)

Total Hotels, Restaurants & Leisure				31,768,913

Household Durables - 0.6%
Century Communities Inc., Senior Notes	5.875%	7/15/25	1,840,000	1,835,400	(a)
Lennar Corp., Senior Notes	4.500%	4/30/24	870,000	901,407
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	1,500,000	1,556,250	(a)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	480,000	498,000

Total Household Durables				4,791,057

Leisure Products - 0.2%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	2,010,000	1,796,437	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 8.3%
AMC Entertainment Holdings Inc., Senior Notes	6.125%	5/15/27	1,430,000	$1,512,668	(a)
Carmike Cinemas Inc., Secured Notes	6.000%	6/15/23	840,000	890,400	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	2,870,000	3,078,075	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	980,000	1,004,500	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	6,850,000	7,412,234
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,220,000	1,469,423
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,100,000	1,185,250
DISH DBS Corp., Senior Notes	5.875%	11/15/24	750,000	803,040
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,150,000	6,115,625
EW Scripps Co., Senior Notes	5.125%	5/15/25	1,210,000	1,249,325	(a)
iHeartCommunications Inc., Senior Notes (12.000% Cash, 2.000% PIK)	14.000%	2/1/21	2,559,022	562,985	(b)
Lions Gate Entertainment Corp., Senior Notes	5.875%	11/1/24	720,000	761,400	(a)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	5,410,000	5,734,600	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	5,810,000	6,325,637	(a)
Time Warner Cable LLC, Senior Notes	8.250%	4/1/19	1,039,000	1,146,647
Time Warner Cable LLC, Senior Notes	8.750%	2/14/19	2,311,000	2,542,853
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	298,000	310,665	(a)
Viacom Inc., Senior Notes	3.450%	10/4/26	1,640,000	1,583,084
Viacom Inc., Senior Notes	4.375%	3/15/43	1,260,000	1,124,127
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	4,400,000	4,642,000	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	3,030,000	3,223,163	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.500%	1/15/25	1,400,000	1,461,250	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	6,060,000	6,203,925	(a)

Total Media				60,342,876

Multiline Retail - 0.2%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	660,000	699,798
Jo-Ann Stores Holdings Inc., Senior Notes (9.750% Cash or 10.500% PIK)	9.750%	10/15/19	730,000	720,875	(a)(b)

Total Multiline Retail				1,420,673

Specialty Retail - 2.3%
American Greetings Corp., Senior Notes	7.875%	2/15/25	2,350,000	2,552,687	(a)
GameStop Corp., Senior Notes	6.750%	3/15/21	1,420,000	1,482,480	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	5,190,000	4,534,762	(a)
Hertz Corp., Senior Notes	5.875%	10/15/20	2,030,000	1,974,175
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	1,170,000	1,129,050	(a)
PetSmart Inc., Senior Notes	8.875%	6/1/25	2,050,000	1,898,505	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	610,000	590,938	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	840,000	864,150
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	1,960,000	2,033,500	(a)

Total Specialty Retail				17,060,247

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,220,000	1,244,400	(a)

TOTAL CONSUMER DISCRETIONARY				133,298,704

CONSUMER STAPLES - 3.6%
Beverages - 0.6%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,500,000	1,511,250	(a)
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	1,740,000	1,779,150	(a)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	1,357,000	1,441,812	(a)

Total Beverages				4,732,212

Food & Staples - 0.1%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	850,000	877,455	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.7%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	2,680,000	$2,751,355	(a)
Beverages & More Inc., Senior Secured Notes	11.500%	6/15/22	2,230,000	2,174,250	(a)

Total Food & Staples Retailing				4,925,605

Food Products - 1.1%
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	2,400,000	2,484,000	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	920,000	957,950	(a)
Post Holdings Inc., Senior Notes	5.750%	3/1/27	990,000	1,022,175	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	3,380,000	3,599,700	(a)

Total Food Products				8,063,825

Household Products - 0.6%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	1,080,000	1,155,600
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	940,000	989,350
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	650,000	699,563
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,220,000	1,314,672

Total Household Products				4,159,185

Tobacco - 0.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	3,160,000	2,761,050
Alliance One International Inc., Senior Secured Notes	8.500%	4/15/21	760,000	794,200	(a)

Total Tobacco				3,555,250

TOTAL CONSUMER STAPLES				26,313,532

ENERGY - 13.8%
Energy Equipment & Services - 1.4%
Ensco PLC, Senior Notes	4.700%	3/15/21	350,000	342,125
Ensco PLC, Senior Notes	5.750%	10/1/44	2,160,000	1,425,600
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	2,520,000	2,457,000	(a)
Pride International Inc., Senior Notes	6.875%	8/15/20	530,000	545,900
Pride International Inc., Senior Notes	7.875%	8/15/40	1,820,000	1,542,450
SESI LLC, Senior Notes	6.375%	5/1/19	2,110,000	2,094,175
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	2,150,000	212,205	*(a)(c)(d)(f)
Transocean Inc., Senior Notes	9.000%	7/15/23	830,000	865,275	(a)
Trinidad Drilling Ltd., Senior Notes	6.625%	2/15/25	520,000	495,300	(a)

Total Energy Equipment & Services				9,980,030

Oil, Gas & Consumable Fuels - 12.4%
Berry Petroleum Co. Escrow	—	—	1,230,000	0	*(c)(d)(g)
Berry Petroleum Co. Escrow	—	—	3,484,000	0	*(c)(d)(g)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,840,000	1,863,000	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	1,740,000	2,018,400	(a)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	1,480,000	1,511,450
Carrizo Oil & Gas Inc., Senior Notes	8.250%	7/15/25	220,000	225,500	(o)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	2,120,000	2,268,400
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	5,200,000	5,226,000
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	1,655,000	1,555,700
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	600,000	543,000
Continental Resources Inc., Senior Notes	5.000%	9/15/22	520,000	512,200
Continental Resources Inc., Senior Notes	3.800%	6/1/24	950,000	874,589
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,120,000	1,780,800
Covey Park Energy LLC/Covey Park Finance Corp., Senior Notes	7.500%	5/15/25	1,440,000	1,443,600	(a)
Ecopetrol SA, Senior Notes	7.375%	9/18/43	1,900,000	2,048,580

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Junior Subordinated Notes	4.877%	8/1/66	1,150,000	$1,155,750	(h)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	700,000	414,750
Exterran Energy Solutions LP/EES Finance Corp., Senior Notes	8.125%	5/1/25	1,390,000	1,421,275	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	1,320,000	1,329,900
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	6.000%	8/1/24	580,000	606,100	(a)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	6,920,000	8,721,470
Magnum Hunter Resources Corp. Escrow	—	—	6,700,000	0	*(c)(d)(g)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	1,060,000	824,150	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,140,000	892,050	(a)
Murphy Oil USA Inc., Senior Notes	5.625%	5/1/27	1,420,000	1,482,125
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	1,610,000	1,595,912	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	1,520,000	1,816,400	(a)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	1,910,000	1,905,225
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,730,000	2,661,750
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,420,000	1,380,950
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,550,000	1,643,775
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	4,820,736
Rice Energy Inc., Senior Notes	7.250%	5/1/23	2,250,000	2,435,625
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,080,000	1,223,100	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,248,300	(a)
RSP Permian Inc., Senior Notes	5.250%	1/15/25	1,410,000	1,418,813	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,340,000	1,494,178
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,960,000	1,783,600
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	8,970,000	7,220,850
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	1,422,438	1,386,877	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	1,480,000	1,529,950	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	1,580,000	1,643,200	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	230,000	239,775
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	650,000	706,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	1,530,000	1,612,237
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	1,470,000	1,468,162
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	1,420,000	1,309,950
Williams Cos. Inc., Debentures	7.500%	1/15/31	620,000	737,800
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	820,000	811,800
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,030,000	1,063,475
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,309,625
WPX Energy Inc., Senior Notes	7.500%	8/1/20	530,000	559,150

WPX Energy Inc., Senior Notes	6.000%	1/15/22	1,320,000	1,313,400
WPX Energy Inc., Senior Notes	8.250%	8/1/23	860,000	937,400

Total Oil, Gas & Consumable Fuels				89,997,679

TOTAL ENERGY				99,977,709

FINANCIALS - 11.1%
Banks - 4.5%
Banco Mercantil De Norte, Junior Subordinated Notes	6.875%	7/6/22	200,000	206,588	(a)(h)(i)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	2,160,000	2,404,469	(h)(i)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,990,000	3,748,025	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	3,400,000	3,895,125
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	650,000	690,625	(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,470,000	$1,637,212	(a)(h)(i)
CIT Group Inc., Senior Notes	5.375%	5/15/20	640,000	690,400
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,000,000	1,080,000
CIT Group Inc., Senior Notes	5.000%	8/1/23	3,470,000	3,747,600
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	2,060,000	2,196,475	(h)(i)
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	170,000	198,093	(a)(h)(i)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	2,100,000	2,352,000	(a)(h)(i)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	2,290,000	2,668,365	(a)(h)(i)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	1,390,000	1,500,324	(h)(i)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	1,170,000	1,270,912	(h)(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,880,000	2,326,500	(h)(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	1,220,000	1,332,850	(h)(i)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	620,000	731,648

Total Banks				32,677,211

Capital Markets - 1.4%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	2,750,000	2,928,448	(a)(h)(i)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,680,000	1,785,000
Eagle Holding Co. II LLC, Senior Notes (7.625% Cash or 8.375% PIK)	7.625%	5/15/22	540,000	556,875	(a)(b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	2,444,776
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	2,030,000	2,260,060

Total Capital Markets				9,975,159

Consumer Finance - 1.3%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	1,744,000	1,988,160
Alpine Finance Merger Subordinated LLC, Senior Notes	6.875%	8/1/25	150,000	153,000	(a)(o)
FirstCash Inc., Senior Notes	5.375%	6/1/24	1,520,000	1,592,200	(a)
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,730,000	1,826,015
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,510,000	1,691,200
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	2,160,000	2,062,800	(a)

Total Consumer Finance				9,313,375

Diversified Financial Services - 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,210,000	1,298,240
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	650,000	691,334
ASP AMC Merger Subordinated Inc., Senior Notes	8.000%	5/15/25	2,230,000	2,124,075	(a)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	6,720,000	6,810,364
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	250,000	268,265
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,675,000	4,336,169
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	170,000	209,535
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	600,000	678,877
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.250%	3/15/22	1,100,000	1,133,000	(a)
Nielsen Co. (Luxembourg) SARL, Senior Notes	5.000%	2/1/25	1,080,000	1,109,700	(a)

Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	2,090,000	2,192,556	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	3,800,000	3,978,600	(a)

Total Diversified Financial Services				24,830,715

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.5%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	1,310,000	$1,350,937	(a)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	1,450,000	1,210,750
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,368,651	(a)

Total Insurance				3,930,338

TOTAL FINANCIALS				80,726,798

HEALTH CARE - 7.5%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	1,240,000	1,198,150	(a)

Health Care Equipment & Supplies - 0.3%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	470,000	400,675
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	1,470,000	1,569,225	(a)

Total Health Care Equipment & Supplies				1,969,900

Health Care Providers & Services - 4.8%
BioScrip Inc., First Lien Notes	8.224%	6/30/22	2,575,000	2,549,250	(c)(d)(h)(n)
BioScrip Inc., Senior Notes	8.875%	2/15/21	960,000	873,600
Centene Corp., Senior Notes	5.625%	2/15/21	1,160,000	1,212,200
Centene Corp., Senior Notes	4.750%	5/15/22	790,000	828,513
Centene Corp., Senior Notes	6.125%	2/15/24	710,000	769,413
Centene Corp., Senior Notes	4.750%	1/15/25	4,320,000	4,449,600
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	290,000	292,538
CHS/Community Health Systems Inc., Senior Secured Notes	6.250%	3/31/23	1,520,000	1,574,872
DaVita Inc., Senior Notes	5.750%	8/15/22	1,990,000	2,047,213
DaVita Inc., Senior Notes	5.125%	7/15/24	1,510,000	1,535,481
DaVita Inc., Senior Notes	5.000%	5/1/25	4,150,000	4,170,750
HCA Inc., Debentures	7.500%	11/15/95	6,265,000	6,437,287
HCA Inc., Notes	7.690%	6/15/25	490,000	570,850
HCA Inc., Senior Secured Notes	5.250%	6/15/26	870,000	940,470
Tenet Healthcare Corp., Secured Notes	7.500%	1/1/22	320,000	347,936	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	2,490,000	2,648,737
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	2,050,000	2,201,187
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,400,000	1,429,750

Total Health Care Providers & Services				34,879,647

Pharmaceuticals - 2.2%
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,490,000	1,445,300	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	610,000	603,138	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	540,000	525,825	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	3,010,000	2,927,225	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/21	1,470,000	1,403,850	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	3,520,000	3,326,400	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	1,330,000	1,147,125	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	4,350,000	3,697,500	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	1,300,000	1,369,875	(a)

Total Pharmaceuticals				16,446,238

TOTAL HEALTH CARE				54,493,935

INDUSTRIALS - 7.0%
Aerospace & Defense - 0.5%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	3,600,000	3,645,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Air Freight & Logistics - 0.2%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,040,000	$1,095,900	(a)

Airlines - 0.2%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	685,849	708,653	(a)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	629,096	715,596

Total Airlines				1,424,249

Building Products - 0.1%
Standard Industries Inc., Senior Notes	5.500%	2/15/23	1,020,000	1,078,650	(a)

Commercial Services & Supplies - 1.8%
ACCO Brands Corp., Senior Notes	5.250%	12/15/24	1,270,000	1,322,388	(a)
Covanta Holding Corp., Senior Notes	5.875%	7/1/25	1,580,000	1,536,550
Garda World Security Corp., Senior Notes	7.250%	11/15/21	1,020,000	1,031,475	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	1,910,000	2,086,675	(a)
Ritchie Bros. Auctioneers Inc., Senior Notes	5.375%	1/15/25	960,000	1,003,200	(a)
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	684,000	716,490
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	1,410,000	1,455,825
West Corp., Senior Notes	5.375%	7/15/22	3,790,000	3,837,375	(a)

Total Commercial Services & Supplies				12,989,978

Construction & Engineering - 0.6%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,930,000	2,036,150	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes (8.875% Cash or 9.625% PIK)	8.875%	4/15/19	1,110,499	1,092,453	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,090,000	1,088,638	(a)

Total Construction & Engineering				4,217,241

Electrical Equipment - 0.2%
Interface Grand Master Holdings Inc., Senior Notes (19.000% PIK)	19.000%	8/15/19	1,365,931	1,324,953	(b)(c)(d)

Machinery - 1.8%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	3,650,000	3,750,375	(a)
BlueLine Rental Finance Corp/BlueLine Rental LLC, Senior Secured Notes	9.250%	3/15/24	2,350,000	2,449,875	(a)
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	1,250,000	1,170,313	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	1,220,000	1,283,287	(a)
Tennant Co., Senior Notes	5.625%	5/1/25	2,290,000	2,415,950	(a)
Terex Corp., Senior Notes	5.625%	2/1/25	1,990,000	2,049,700	(a)

Total Machinery				13,119,500

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	2,850,000	2,429,625	(a)

Road & Rail - 0.4%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	3,180,000	3,164,100	(a)

Trading Companies & Distributors - 0.8%
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	2,130,000	2,212,538	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	3,560,000	3,720,200

Total Trading Companies & Distributors				5,932,738

Transportation - 0.1%
Neovia Logistics Services LLC/Logistics Intermediate Finance Corp., Senior Notes (10.000% PIK)	10.000%	4/1/20	1,469,306	697,920	(a)(b)

TOTAL INDUSTRIALS				51,119,854

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.1%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	950,000	$950,000	(a)

Electronic Equipment, Instruments & Components - 0.3%
CDW LLC/CDW Finance Corp., Senior Notes	5.000%	9/1/25	1,370,000	1,428,225
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	450,000	449,437

Total Electronic Equipment, Instruments & Components				1,877,662

Internet Software & Services - 0.1%
Match Group Inc., Senior Notes	6.375%	6/1/24	940,000	1,025,775

IT Services - 0.6%
Alliance Data Systems Corp., Senior Notes	5.375%	8/1/22	2,050,000	2,080,750	(a)
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	820,000	415,125	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,870,000	1,930,177	(a)

Total IT Services				4,426,052

Software - 0.3%
CDK Global Inc., Senior Notes	4.875%	6/1/27	720,000	741,600	(a)
j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Senior Notes	6.000%	7/15/25	1,630,000	1,687,050	(a)

Total Software				2,428,650

Technology Hardware, Storage & Peripherals - 0.8%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	1,720,000	1,806,000	(a)
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	990,000	1,088,757	(a)
Seagate HDD Cayman, Senior Bonds	4.750%	6/1/23	1,370,000	1,429,081
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	670,000	675,590
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	400,000	400,241

Total Technology Hardware, Storage & Peripherals				5,399,669

TOTAL INFORMATION TECHNOLOGY				16,107,808

MATERIALS - 8.2%
Chemicals - 0.5%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	710,000	747,275	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	1,750,000	1,855,000	(a)
Venator Finance Sarl/Venator Materials Corp., Senior Notes	5.750%	7/15/25	1,310,000	1,326,375	(a)(o)

Total Chemicals				3,928,650

Construction Materials - 0.1%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	750,000	770,625	(a)

Containers & Packaging - 2.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	1,670,000	1,832,825	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,860,000	1,957,650	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	1,890,000	1,943,563	(a)
Flex Acquisition Co. Inc., Senior Notes	6.875%	1/15/25	980,000	1,021,037	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	5,070,000	5,843,175

PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	1,590,000	1,184,550	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	510,000	530,400	(a)

Total Containers & Packaging				14,313,200

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 5.3%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	950,000	$1,035,500	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,970,000	2,171,925	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	1,910,000	1,950,588	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	720,000	742,500	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	420,000	431,550	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	1,570,000	1,640,650	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	200,000	205,960	(a)
ArcelorMittal SA, Senior Notes	7.500%	10/15/39	2,960,000	3,333,700
Coeur Mining Inc., Senior Notes	5.875%	6/1/24	2,050,000	1,996,187	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	1,450,000	1,421,000	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	3,720,000	3,645,600	(a)
Freeport-McMoRan Inc., Senior Notes	6.125%	6/15/19	510,000	518,925
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	30,000	29,475
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	780,000	766,350
Freeport-McMoRan Inc., Senior Notes	6.750%	2/1/22	833,000	866,320
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	550,000	518,199
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	3,160,000	3,351,559
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	730,000	682,550
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,010,000	875,973
HudBay Minerals Inc., Senior Notes	7.250%	1/15/23	950,000	984,438	(a)
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	2,230,000	2,347,075	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	2,315,551	60,783	*(a)(f)
Mirabela Nickel Ltd., Subordinated Notes (1.000% PIK)	1.000%	9/10/44	26,600	0	(b)(c)(d)(g)
Novelis Corp., Senior Notes	5.875%	9/30/26	1,080,000	1,115,100	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	2,140,000	2,477,050	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	1,050,000	1,094,625
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	2,499,800
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000	1,616,250

Total Metals & Mining				38,379,632

Paper & Forest Products - 0.3%
Mercer International Inc., Senior Notes	6.500%	2/1/24	2,020,000	2,114,314	(a)

TOTAL MATERIALS				59,506,421

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	90,000	92,925
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,360,000	1,421,200
CoreCivic Inc., Senior Notes	4.625%	5/1/23	200,000	203,000
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	1,220,000	1,259,650
GEO Group Inc., Senior Notes	6.000%	4/15/26	1,550,000	1,615,875
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	1,420,000	1,435,975
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	820,000	895,957

Total Equity Real Estate Investment Trusts (REITs)				6,924,582

Real Estate Management & Development - 1.1%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	4,810,000	4,966,325
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	2,490,000	2,695,425	(a)

Total Real Estate Management & Development				7,661,750

TOTAL REAL ESTATE				14,586,332

TELECOMMUNICATION SERVICES - 11.6%
Diversified Telecommunication Services - 5.3%
CenturyLink Inc., Senior Notes	6.750%	12/1/23	1,940,000	2,096,422
CenturyLink Inc., Senior Notes	7.650%	3/15/42	2,760,000	2,577,150

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	2,020,000	$2,131,100	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	3,270,000	3,049,275
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	1,500,000	1,502,250
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	3,130,000	2,903,075
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,910,000	3,142,800	(a)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	980,000	1,011,850
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	3,570,000	1,258,425	*(a)(f)
Telecom Italia Capital SpA, Senior Notes	6.000%	9/30/34	1,123,000	1,193,030
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	9,360,000	10,073,700	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	5,330,000	5,396,625
Windstream Services LLC, Senior Notes	6.375%	8/1/23	2,820,000	2,342,363

Total Diversified Telecommunication Services				38,678,065

Wireless Telecommunication Services - 6.3%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	4,860,000	5,406,750	(a)
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	665,000	773,063	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,130,000	2,348,538	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	2,260,000	2,726,125	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000	2,439,813
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	6,120,000	7,726,500
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	4,250,000	4,617,880	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,820,000	2,006,550
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,770,000	4,844,450
Sprint Corp., Senior Notes	7.250%	9/15/21	2,800,000	3,118,500
Sprint Corp., Senior Notes	7.875%	9/15/23	360,000	414,900
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,580,000	1,676,269
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	910,000	1,006,687
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	130,000	137,669	(j)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	3,170,000	3,606,956	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	1,530,000	1,740,375	(j)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	940,000	1,069,250	(a)

Total Wireless Telecommunication Services				45,660,275

TOTAL TELECOMMUNICATION SERVICES				84,338,340

UTILITIES - 2.4%
Electric Utilities - 1.2%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	3,820,000	2,903,200
Pampa Energia SA, Senior Notes	7.500%	1/24/27	2,170,000	2,269,950	(a)
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	3,490,000	3,769,200

Total Electric Utilities				8,942,350

Gas Utilities - 0.4%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	60,000	81,352
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	2,780,000	2,780,000

Total Gas Utilities				2,861,352

Independent Power and Renewable Electricity Producers - 0.8%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	5,875,970	5,582,171

TOTAL UTILITIES				17,385,873

TOTAL CORPORATE BONDS & NOTES (Cost - $593,497,161)				637,855,306

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	1,700,000	$960,262	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.772%	8/15/48	1,400,000	935,585	(a)(h)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	1,500,000	871,326	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,080,591)				2,767,173

CONVERTIBLE BONDS & NOTES - 0.7%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Oasis Petroleum Inc., Senior Notes	2.625%	9/15/23	1,700,000	1,671,313

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Finisar Corp., Senior Notes	0.500%	12/15/36	590,000	577,462	(a)

Internet Software & Services - 0.1%
WebMD Health Corp., Bonds	2.625%	6/15/23	820,000	806,675

Semiconductors & Semiconductor Equipment - 0.3%
Microchip Technology Inc., Senior Subordinated Notes	1.625%	2/15/27	1,060,000	1,119,625	(a)
ON Semiconductor Corp., Senior Notes	1.625%	10/15/23	1,070,000	1,075,350	(a)

Total Semiconductors & Semiconductor Equipment				2,194,975

TOTAL INFORMATION TECHNOLOGY				3,579,112

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,477,319)				5,250,425

SENIOR LOANS - 3.7%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.2%
American Axle & Manufacturing Inc., Term Loan B	3.470%	4/6/24	1,732,500	1,725,786	(k)(l)

Hotels, Restaurants & Leisure - 0.3%
Landry’s Inc., 2016 Term Loan B	3.826 - 3.980%	10/4/23	1,994,938	1,991,405	(k)(l)

Specialty Retail - 1.0%
PetSmart Inc., Term Loan B2	4.220%	3/11/22	4,744,229	4,417,694	(k)(l)
Sally Holdings LLC, Term Loan B1	—	6/22/24	1,460,000	1,469,125	(d)(m)
Sally Holdings LLC, Term Loan B2	—	6/22/24	360,000	361,350	(d)(m)
Spencer Gifts LLC, Second Lien Term Loan	9.330%	6/29/22	1,710,000	1,282,500	(d)(k)(l)

Total Specialty Retail				7,530,669

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.700%	10/28/20	1,251,200	681,904	(d)(k)(l)

TOTAL CONSUMER DISCRETIONARY				11,929,764

ENERGY - 0.3%
Energy Equipment & Services - 0.1%
Hercules Offshore Inc. (wind-down lender claim)	—	—	706,745	537,126	*(d)

Oil, Gas & Consumable Fuels - 0.2%
Blue Ridge Mountain Resources Inc., Exit Term Loan (8.000% Cash, 8.000% PIK)	16.000%	5/6/19	661,291	657,985	(b)(c)(d)(k)(l)
Chesapeake Energy Corp., Term Loan	8.686%	8/23/21	1,130,000	1,208,747	(k)(l)

Total Oil, Gas & Consumable Fuels				1,866,732

TOTAL ENERGY				2,403,858

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Radnet Management Inc., Second Lien Term Loan	8.295%	3/25/21	1,461,333	1,468,640	(d)(k)(l)

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
First Data Corp., 2017 Term Loan	3.716%	4/26/24	2,000,000	2,001,750	(k)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
CenturyLink Inc., 2017 Term Loan B	1.375%	1/31/25	4,010,000		$3,971,332	(k)(l)(m)
Level 3 Financing Inc., 2017 Term Loan B	3.466%	2/22/24	1,500,000		1,505,313	(k)(l)
Unitymedia Hessen GmbH & Co. KG, Term Loan B	—	9/30/25	2,480,000		2,476,642	(m)

TOTAL TELECOMMUNICATION SERVICES					7,953,287

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	1,865,571		1,340,105	*(f)(k)(l)

TOTAL SENIOR LOANS (Cost - $28,803,470)					27,097,404

SOVEREIGN BONDS - 2.8%
Argentina - 1.7%
Republic of Argentina, Bonds	19.750%	6/21/20	31,430,000	ARS	1,967,448	(h)
Republic of Argentina, Senior Bonds	21.994%	3/11/19	25,450,000	ARS	1,513,213	(h)
Republic of Argentina, Senior Bonds	6.875%	4/22/21	640,000		686,400
Republic of Argentina, Senior Bonds	7.500%	4/22/26	5,600,000		6,048,000
Republic of Argentina, Senior Bonds	7.625%	4/22/46	410,000		420,660
Republic of Argentina, Senior Notes	6.875%	1/26/27	1,540,000		1,599,290

Total Argentina					12,235,011

Brazil - 0.3%
Federative Republic of Brazil, Notes	10.000%	1/1/23	6,500,000	BRL	1,933,744

Ecuador - 0.6%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	4,340,000		4,643,800	(a)

Russia - 0.2%
Russian Federal Bond, Bonds	7.050%	1/19/28	70,910,000	RUB	1,145,562

TOTAL SOVEREIGN BONDS (Cost - $19,233,838)					19,958,117

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.6%
U.S. Government Obligations - 0.6%
U.S. Treasury Notes	1.125%	9/30/21	500,000		486,387
U.S. Treasury Notes	2.125%	6/30/22	3,000,000		3,033,048
U.S. Treasury Notes	2.000%	11/30/22	1,000,000		1,002,266

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,479,658)					4,521,701

			SHARES
COMMON STOCKS - 1.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bossier Casino Venture Holdco Inc.			133,649		1,256,301	*(c)(d)

ENERGY - 1.0%
Energy Equipment & Services - 0.3%
Hercules Offshore Inc. (Escrow)			87,452		24,661	*(c)(d)
KCAD Holdings I Ltd.			427,421,041		2,265,332	*(c)(d)

Total Energy Equipment & Services					2,289,993

Oil, Gas & Consumable Fuels - 0.7%
Berry Petroleum Co.			185,879		1,812,320	*
Blue Ridge Mountain Resources Inc.			345,384		3,091,187	*
MWO Holdings LLC			848		141,802	*(c)(d)

Total Oil, Gas & Consumable Fuels					5,045,309

TOTAL ENERGY					7,335,302

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY		SHARES	VALUE
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A.		86,802	$223,949	*(c)(d)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.		4,958	0	*(c)(d)(g)

TOTAL INDUSTRIALS			223,949

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.		5,327,568	0	*(c)(d)(g)

TOTAL COMMON STOCKS (Cost - $19,781,886)			8,815,552

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.8%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%	202,364	2,276,595	(b)
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%	3,031	34,099	(b)(n)

TOTAL ENERGY			2,310,694

HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Allergan PLC	5.500%	4,326	3,755,314

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $5,401,399)			6,066,008

PREFERRED STOCKS - 1.1%
FINANCIALS - 1.0%
Consumer Finance - 0.5%
GMAC Capital Trust I	6.967%	145,709	3,817,576	(h)

Diversified Financial Services - 0.5%
Citigroup Capital XIII	7.542%	138,925	3,609,271	(h)

TOTAL FINANCIALS			7,426,847

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer Tracking Preferred Equity Certificates	8.000%	38,665,900	386,659	*(c)(d)

TOTAL PREFERRED STOCKS (Cost - $10,442,036)			7,813,506

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $690,197,358)			720,145,192

SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $2,909,760)	0.935%	2,909,760	2,909,760

TOTAL INVESTMENTS - 99.4% (Cost - $693,107,118#)			723,054,952
Other Assets in Excess of Liabilities - 0.6%			4,669,652

TOTAL NET ASSETS - 100.0%			$727,724,604

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	Security is valued using significant unobservable inputs (See Note 1).

(e)	The maturity principal is currently in default as of June 30, 2017.

(f)	The coupon payment on these securities is currently in default as of June 30, 2017.

(g)	Value is less than $1.

(h)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	All or a portion of this loan is unfunded as of June 30, 2017. The interest rate for fully unfunded term loans is to be determined.

(n)	Restricted security (See Note 3).

(o)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble

At June 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	131	EUR	123	Barclays Bank PLC	7/20/17	$(10)

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$130,861,409	$2,437,295		$133,298,704
Energy	—	99,765,504	212,205		99,977,709
Health Care	—	51,944,685	2,549,250		54,493,935
Industrials	—	49,794,901	1,324,953		51,119,854
Materials	—	59,506,421	0	*	59,506,421
Other Corporate Bonds & Notes	—	239,458,683	—		239,458,683
Collateralized Mortgage Obligations	—	2,767,173	—		2,767,173
Convertible Bonds & Notes	—	5,250,425	—		5,250,425
Senior Loans:
Consumer Discretionary	—	8,134,885	3,794,879		11,929,764
Energy	—	1,208,747	1,195,111		2,403,858
Health Care	—	—	1,468,640		1,468,640
Other Senior Loans	—	11,295,142	—		11,295,142
Sovereign Bonds	—	19,958,117	—		19,958,117
U.S. Government & Agency Obligations	—	4,521,701	—		4,521,701
Common Stocks:
Consumer Discretionary	—	—	1,256,301		1,256,301
Energy	—	4,903,507	2,431,795		7,335,302
Industrials	—	—	223,949		223,949
Materials	—	—	0	*	0	*
Convertible Preferred Stocks:
Energy	—	2,310,694	—		2,310,694
Health Care	$3,755,314	—	—		3,755,314
Preferred Stocks:
Financials	7,426,847	—	—		7,426,847
Industrials	—	—	386,659		386,659

Total Long-Term Investments	11,182,161	691,681,994	17,281,037		720,145,192

Short-Term Investments†	2,909,760	—	—		2,909,760

Total Investments	$14,091,921	$691,681,994	$17,281,037		$723,054,952

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$10	—		$10

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY		HEALTH CARE	INDUSTRIALS	MATERIALS
Balance as of September 30, 2016	$2,195,826	$0	*	—	$1,298,975	$0	*
Accrued premiums/discounts	31,129	—		—	10,724	—
Realized gain (loss)	—	—		—	—	—
Change in unrealized appreciation (depreciation)[1]	(31,129)	—		—	(11,527)	(263)
Purchases	241,469	—		$2,549,250	26,781	263
Sales	—	—		—	—	—
Transfers into Level 3[2]	—	212,205		—	—	—
Transfers out of Level 3[3]	—	—		—	—	—

Balance as of June 30, 2017	$2,437,295	$212,205		$2,549,250	$1,324,953	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017[1]	$(31,129)	—		—	$(11,527)	$(263)

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont'd)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	UTILITIES
Balance as of September 30, 2016	$1,410,750	$3,276,746	$1,931,627	$1,666,620
Accrued premiums/discounts	762	6,472	1,532	3,541
Realized gain (loss)	—	(249,882)	(266)	75
Change in unrealized appreciation (depreciation)[1]	(122,562)	686,711	12,147	(343,902)
Purchases	1,824,025	2,025,832	—	18,471
Sales	—	(4,550,768)	(476,400)	(4,700)
Transfers into Level 3[2]	681,904	—	—	—
Transfers out of Level 3[3]	—	—	—	(1,340,105)

Balance as of June 30, 2017	$3,794,879	$1,195,111	$1,468,640	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017[1]	$(122,562)	$431,529	$12,147	—

	COMMON STOCKS						PREFERRED STOCKS
INVESTMENTS IN SECURITIES (cont'd)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS		INDUSTRIALS	TOTAL
Balance as of September 30, 2016	$1,233,580	$4,883,060	$312,495	$1,283,930	$0	*	—	$19,493,609
Accrued premiums/discounts	—	—	—	—	—		—	54,160
Realized gain (loss)	—	—	117,338	—	—		—	(132,735)
Change in unrealized appreciation (depreciation)[1]	22,721	(5,931,108)	(111,618)	2,098,536	—		$(2,771,858)	(6,503,852)
Purchases	—	3,545,468	—	710,792	—		3,158,517	14,100,868
Sales	—	(65,625)	(318,215)	(3,869,309)	—		—	(9,285,017)
Transfers into Level 3[2]	—	—	—	—	—		—	894,109
Transfers out of Level 3[3]	—	—	—	—	—		—	(1,340,105)

Balance as of June 30, 2017	$1,256,301	$2,431,795	—	$223,949	$0	*	$386,659	$17,281,037

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017[1]	$22,721	$(5,931,108)	—	$(486,843)	—		$(2,771,858)	$(8,888,893)

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$61,334,478
Gross unrealized depreciation	(31,386,644)

Net unrealized appreciation	$29,947,834

3. Restricted securities

The following Fund investments are restricted as to resale.

Security	Number of Shares/Units	Acquisition Date	Cost	Value at 6/30/2017		Value per Share/Unit	Percent of Net Assets
Berry Petroleum Co.	3,031	2/17	$30,310	$34,099		$11.25	0.00%
BioScrip Inc., First Lien Notes
8.224%, due 6/30/22	2,575,000	6/17	2,549,250	2,549,250	(a)	99.00	0.35%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 24, 2017